DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES.
Summary of properties sold and included in discontinued operations

	Discontinued Operations
	Successor	Successor	Predecessor	Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Retail and other revenue	$304,225	$56,263	$441,101	$540,129
Land and condominium sales	—	—	96,976	45,997
Total revenues	304,225	56,263	538,077	586,126
Retail and other operating expenses	248,614	41,862	275,093	391,916
Land and condominium sales operations	—	—	99,449	50,770
Impairment loss	4,096	—	30,784	906,883
Total expenses	252,710	41,862	405,326	1,349,569
Operating income (loss)	51,515	14,401	132,751	(763,443)
Interest expense, net	(82,222)	(16,322)	(97,286)	(106,881)
Other expenses	—	(8)	26,639	69,259
Net (loss) income from operations	(30,707)	(1,929)	62,104	(801,065)
(Provision for) benefit from income taxes	(632)	(100)	472,170	20,303
Noncontrolling interest	(86)	—	(64)	453
Gains (losses) on disposition of properties	4,332	(4,976)	(1,111,277)	(966)
Net loss from discontinued operations	$(27,093)	$(7,005)	$(577,067)	$(781,275)